Loans, Allowance for Loan Losses and Impaired Loans (Details 4) (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Sep. 30, 2016	Sep. 30, 2015
Aging analysis of the Bank's real estate and consumer loans
Total Past Due	$ 7,775	$ 6,009	$ 2,632
Current	527,102	568,239	445,448
Total Loans	534,877	574,248	448,080
Nonaccrual Loans	5,767	3,191	748
Recorded Investment 89 days and Accruing	576	380	473
30-59 Days Past Due
Aging analysis of the Bank's real estate and consumer loans
Total Past Due	3,129	1,777	1,179
60-89 Days Past Due
Aging analysis of the Bank's real estate and consumer loans
Total Past Due	320	1,369	754
Greater Than 89 Days
Aging analysis of the Bank's real estate and consumer loans
Total Past Due	4,326	2,863	699
Residential Real Estate | One to four family
Aging analysis of the Bank's real estate and consumer loans
Total Past Due	2,982	3,192	1,442
Current	163,176	184,546	179,764
Total Loans	166,158	187,738	181,206
Nonaccrual Loans	1,212	1,595	592
Recorded Investment 89 days and Accruing	435	123	244
Residential Real Estate | 30-59 Days Past Due | One to four family
Aging analysis of the Bank's real estate and consumer loans
Total Past Due	1,558	1,062	555
Residential Real Estate | 60-89 Days Past Due | One to four family
Aging analysis of the Bank's real estate and consumer loans
Total Past Due	0	892	500
Residential Real Estate | Greater Than 89 Days | One to four family
Aging analysis of the Bank's real estate and consumer loans
Total Past Due	1,424	1,238	387
Commercial/Agriculture Real Estate | Commercial real estate
Aging analysis of the Bank's real estate and consumer loans
Total Past Due	283	483	0
Current	102,470	88,457	39,883
Total Loans	102,753	88,940	39,883
Nonaccrual Loans	341	483	0
Recorded Investment 89 days and Accruing	0	0	0
Commercial/Agriculture Real Estate | Agricultural real estate
Aging analysis of the Bank's real estate and consumer loans
Total Past Due	2,415	623	0
Current	25,727	27,575	2,415
Total Loans	28,142	28,198	2,415
Nonaccrual Loans	2,364	623	0
Recorded Investment 89 days and Accruing	0	0	0
Commercial/Agriculture Real Estate | Multi-family real estate
Aging analysis of the Bank's real estate and consumer loans
Total Past Due	148	0	0
Current	17,390	19,135	14,869
Total Loans	17,538	19,135	14,869
Nonaccrual Loans	0	0	0
Recorded Investment 89 days and Accruing	0	0	0
Commercial/Agriculture Real Estate | Construction and land development
Aging analysis of the Bank's real estate and consumer loans
Total Past Due	34	62	0
Current	15,380	16,518	6,099
Total Loans	15,414	16,580	6,099
Nonaccrual Loans	103	0	0
Recorded Investment 89 days and Accruing	0	0	0
Commercial/Agriculture Real Estate | 30-59 Days Past Due | Commercial real estate
Aging analysis of the Bank's real estate and consumer loans
Total Past Due	176	33	0
Commercial/Agriculture Real Estate | 30-59 Days Past Due | Agricultural real estate
Aging analysis of the Bank's real estate and consumer loans
Total Past Due	20	0	0
Commercial/Agriculture Real Estate | 30-59 Days Past Due | Multi-family real estate
Aging analysis of the Bank's real estate and consumer loans
Total Past Due	148	0	0
Commercial/Agriculture Real Estate | 30-59 Days Past Due | Construction and land development
Aging analysis of the Bank's real estate and consumer loans
Total Past Due	0	27	0
Commercial/Agriculture Real Estate | 60-89 Days Past Due | Commercial real estate
Aging analysis of the Bank's real estate and consumer loans
Total Past Due	4	83	0
Commercial/Agriculture Real Estate | 60-89 Days Past Due | Agricultural real estate
Aging analysis of the Bank's real estate and consumer loans
Total Past Due	31	0	0
Commercial/Agriculture Real Estate | 60-89 Days Past Due | Multi-family real estate
Aging analysis of the Bank's real estate and consumer loans
Total Past Due	0	0	0
Commercial/Agriculture Real Estate | 60-89 Days Past Due | Construction and land development
Aging analysis of the Bank's real estate and consumer loans
Total Past Due	0	0	0
Commercial/Agriculture Real Estate | Greater Than 89 Days | Commercial real estate
Aging analysis of the Bank's real estate and consumer loans
Total Past Due	103	367	0
Commercial/Agriculture Real Estate | Greater Than 89 Days | Agricultural real estate
Aging analysis of the Bank's real estate and consumer loans
Total Past Due	2,364	623	0
Commercial/Agriculture Real Estate | Greater Than 89 Days | Multi-family real estate
Aging analysis of the Bank's real estate and consumer loans
Total Past Due	0	0	0
Commercial/Agriculture Real Estate | Greater Than 89 Days | Construction and land development
Aging analysis of the Bank's real estate and consumer loans
Total Past Due	34	35	0
Consumer Non-real Estate | Originated indirect paper
Aging analysis of the Bank's real estate and consumer loans
Total Past Due	403	356	488
Current	102,618	118,717	130,505
Total Loans	103,021	119,073	130,993
Nonaccrual Loans	72	158	113
Recorded Investment 89 days and Accruing	6	53	47
Consumer Non-real Estate | Purchased indirect paper
Aging analysis of the Bank's real estate and consumer loans
Total Past Due	1,044	823	604
Current	37,157	48,398	39,101
Total Loans	38,201	49,221	39,705
Nonaccrual Loans	0	0	0
Recorded Investment 89 days and Accruing	121	199	177
Consumer Non-real Estate | Other Consumer
Aging analysis of the Bank's real estate and consumer loans
Total Past Due	106	154	98
Current	16,430	19,561	22,802
Total Loans	16,536	19,715	22,900
Nonaccrual Loans	34	54	43
Recorded Investment 89 days and Accruing	14	5	5
Consumer Non-real Estate | 30-59 Days Past Due | Originated indirect paper
Aging analysis of the Bank's real estate and consumer loans
Total Past Due	346	204	321
Consumer Non-real Estate | 30-59 Days Past Due | Purchased indirect paper
Aging analysis of the Bank's real estate and consumer loans
Total Past Due	715	338	238
Consumer Non-real Estate | 30-59 Days Past Due | Other Consumer
Aging analysis of the Bank's real estate and consumer loans
Total Past Due	33	104	65
Consumer Non-real Estate | 60-89 Days Past Due | Originated indirect paper
Aging analysis of the Bank's real estate and consumer loans
Total Past Due	30	30	47
Consumer Non-real Estate | 60-89 Days Past Due | Purchased indirect paper
Aging analysis of the Bank's real estate and consumer loans
Total Past Due	208	286	189
Consumer Non-real Estate | 60-89 Days Past Due | Other Consumer
Aging analysis of the Bank's real estate and consumer loans
Total Past Due	47	16	18
Consumer Non-real Estate | Greater Than 89 Days | Originated indirect paper
Aging analysis of the Bank's real estate and consumer loans
Total Past Due	27	122	120
Consumer Non-real Estate | Greater Than 89 Days | Purchased indirect paper
Aging analysis of the Bank's real estate and consumer loans
Total Past Due	121	199	177
Consumer Non-real Estate | Greater Than 89 Days | Other Consumer
Aging analysis of the Bank's real estate and consumer loans
Total Past Due	26	34	15
Commercial/Agricultural Non-real Estate | Commercial non-real estate
Aging analysis of the Bank's real estate and consumer loans
Total Past Due	204	166	0
Current	31,962	30,835	6,292
Total Loans	32,166	31,001	6,292
Nonaccrual Loans	1,551	188	0
Recorded Investment 89 days and Accruing	0	0	0
Commercial/Agricultural Non-real Estate | Agricultural non-real estate
Aging analysis of the Bank's real estate and consumer loans
Total Past Due	156	150	0
Current	14,792	14,497	3,718
Total Loans	14,948	14,647	3,718
Nonaccrual Loans	90	90	0
Recorded Investment 89 days and Accruing	0	0	0
Commercial/Agricultural Non-real Estate | 30-59 Days Past Due | Commercial non-real estate
Aging analysis of the Bank's real estate and consumer loans
Total Past Due	67	9	0
Commercial/Agricultural Non-real Estate | 30-59 Days Past Due | Agricultural non-real estate
Aging analysis of the Bank's real estate and consumer loans
Total Past Due	66	0	0
Commercial/Agricultural Non-real Estate | 60-89 Days Past Due | Commercial non-real estate
Aging analysis of the Bank's real estate and consumer loans
Total Past Due	0	2	0
Commercial/Agricultural Non-real Estate | 60-89 Days Past Due | Agricultural non-real estate
Aging analysis of the Bank's real estate and consumer loans
Total Past Due	0	60	0
Commercial/Agricultural Non-real Estate | Greater Than 89 Days | Commercial non-real estate
Aging analysis of the Bank's real estate and consumer loans
Total Past Due	137	155	0
Commercial/Agricultural Non-real Estate | Greater Than 89 Days | Agricultural non-real estate
Aging analysis of the Bank's real estate and consumer loans
Total Past Due	$ 90	$ 90	$ 0